Cover Page	May 30, 2023
Cover [Abstract]
Title of 12(b) Security	Common Stock, par value $0.004 per share
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	May 30, 2023
Entity Emerging Growth Company	false
Entity Registrant Name	Laureate Education, Inc.
Entity File Number	001-38002
Entity Tax Identification Number	52-1492296
Entity Address, Address Line One	PMB 1158, 1000 Brickell Ave, Suite 715
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	786
Local Phone Number	209-3368
Written Communications	false
Trading Symbol	LAUR
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000912766